Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

15. SUBSEQUENT EVENTS

On January 5, 2017, we and Achieve entered into the Merger Agreement, pursuant to which Ash Acquisition Sub, Inc., a Delaware corporation and a wholly owned subsidiary of ours will merge with and into Achieve, or the First Merger, with Achieve becoming a wholly owned subsidiary of ours and the surviving company of the First Merger, or the Initial Surviving Corporation. Promptly following the First Merger, the Initial Surviving Corporation will merge with and into Ash Acquisition Sub 2, Inc., or Merger Sub 2, a Delaware corporation and a wholly owned subsidiary of ours, with Merger Sub 2 continuing as the surviving entity as a direct wholly owned subsidiary of ours. The two mergers taken together, are intended to qualify as a “reorganization” within the meaning of Section 368(a)(2)(D) of the Internal Revenue Code of 1986, as amended. The surviving company is expected to be renamed Achieve Life Sciences, Inc. and is referred to herein as the “combined company.” The Merger is expected to close mid-2017.

Subject to the terms and conditions of the Merger Agreement, at the closing of the First Merger, each outstanding share of Achieve common stock will be converted into the right to receive approximately 4,242.8904 shares of our common stock, subject to adjustment as provided in the Merger Agreement based on increases or decreases in Achieve’s fully-diluted capitalization, as well as the payment of cash in lieu of fractional shares. Immediately following the effective time of the merger, our equityholders are expected to own approximately 25% of the outstanding capital stock of the combined company on a fully diluted basis, and the Achieve stockholders are expected to own approximately 75% of the outstanding capital stock of the combined company on a fully diluted basis.

Consummation of the merger is subject to certain closing conditions, including, among other things, approval by the stockholders of us and Achieve. The Merger Agreement contains certain termination rights for both us and Achieve, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $0.5 million. In addition, the Merger Agreement provides that if either party breaches certain covenants regarding alternative transactions to those contemplated by the Merger Agreement, the breaching party may be required to pay the other party a termination fee of $1.0 million. In connection with certain terminations of the Merger Agreement, either party may be required to pay the other party’s third party expenses up to $0.5 million.

At the effective time of the First Merger, our Board of Directors is expected to consist of seven members, three of whom will be designated by us and four of whom will be designated by Achieve. We are expected to designate Scott Cormack, Stewart Parker and Martin Mattingly. Achieve is expected to designate Richard Stewart, Anthony Clarke and two other independent directors that have yet to be determined. Additionally, at the effective time of the First Merger, Richard Stewart, the current Chairman of Achieve, is expected to be the Chairman and Chief Executive Officer of the combined company; Anthony Clarke, the current Chief Scientific Officer of Achieve, is expected to be the Chief Scientific Officer of the combined company; and John Bencich, our Chief Financial Officer and Cindy Jacobs, our Chief Medical Officer, are expected to continue to serve the combined company in their respective roles.

In accordance with the terms of the Merger Agreement, (i) certain of our officers and directors, who collectively hold approximately 1.2 percent of the outstanding shares of our capital stock as of the close of business on January 4, 2017, have each entered into a support agreement with Achieve, or the OncoGenex Support Agreements, and (ii) certain officers, directors and stockholders of Achieve, who collectively hold approximately 78 percent of the outstanding shares of Achieve capital stock as of the close of business on January 4, 2017, have each entered into a support agreement with us, or the Achieve Support Agreements, and together with the OncoGenex Support Agreements, the Support Agreements. The Support Agreements include covenants as to the voting of such shares in favor of approving the transactions contemplated by the Merger Agreement and against actions that could adversely affect the consummation of the Merger.

The Support Agreements will terminate upon the earlier of the consummation of the First Merger or the termination of the Merger Agreement by its terms.

Concurrently and in connection with the execution of the Merger Agreement, (i) certain of our officers and directors, who collectively hold approximately 1.2 percent of the outstanding shares of our capital stock as of the close of business on January 4, 2017 and (ii) certain officers, directors and stockholders of Achieve, who collectively hold approximately 78 percent of the outstanding shares of Achieve capital stock as of the close of business on January 4, 2017, have each entered into lock-up agreements with us, pursuant to which, subject to certain exceptions, each stockholder will be subject to a 180-day, or the Lock-Up Period, lock-up on the sale of shares of our capital stock, which Lock-Up Period shall begin upon the consummation of the First Merger.

We expect to issue contingent value rights, or each, a CVR and collectively, the CVRs, to our existing stockholders prior to the completion of the First Merger. One CVR will be issued for each share of our common stock outstanding as of the record date for such issuance. Each CVR will be a non-transferable right to potentially receive certain cash, equity or other consideration received by the combined company in the event the combined company receives any such consideration during the five-year period after consummation of the First Merger as a result of the achievement of certain clinical milestones, regulatory milestones, sales-based milestones and/or up-front payment milestones relating to our product candidate apatorsen, or the Milestones, upon the terms and subject to the conditions set forth in a contingent value rights agreement to be entered into between us, Achieve and an as of yet unidentified third party, as rights agent, or the CVR Agreement. The aggregate consideration to be distributed to the holders of the CVRs, if any, will be equal to 80% of the consideration received by the combined company as a result of the achievement of the Milestones less certain agreed to offsets, as determined pursuant to the CVR Agreement. Under the CVR Agreement, for a period of six months beginning in February 2017, we will use certain defined efforts to enter into an agreement with a third party regarding the development and/or commercialization of apatorsen. At the expiration of this six-month period, if a third party has not entered into a term sheet for the development or commercialization of apatorsen, the combined company will no longer be contractually required to pursue an agreement regarding apatorsen and no consideration will be payable to the holders of CVRs.

We also entered into a letter agreement with Achieve, whereby we would pay, on behalf of Achieve, for transactions costs associated with the merger. In the event that the Merger Agreement is terminated and as a result of such termination we are required to pay to Achieve one or more termination fees, the total amount of termination fees we would owe is reduced by the amount of the transaction costs we would have paid on behalf of Achieve.

In January 2017, we discontinued further development of OGX-225.  We provided a notice of discontinuance to Ionis, notifying them that we have discontinued development of OGX-225 resulting in termination of the license agreement related to this product candidate.  We intend to also terminate the UBC license agreement related to OGX-225 provided that Ionis does not exercise its reversion rights within 90 days of the notice of discontinuance.